Provision for Legal and Administrative Claims (Tables)	6 Months Ended
Jun. 30, 2026
Provision for Legal and Administrative Claims [Abstract]
Schedule of Provision for Legal and Administrative Claims
	June 30, 2026
	Civil Claims	Labor Claims	Tax Claims	Total Claims
Opening balance	20,239	22,694	211,790	254,723
Constitution	39,809	13,613	11,460	64,882
Reversal	(7,252)	(7,869)	-	(15,121)
Reversal due to payment	(15,297)	(312)	-	(15,609)
Closing balance	37,499	28,126	223,250	288,875

	December 31, 2025
	Civil Claims	Labor Claims	Tax Claims	Total Claims
Opening balance	8,256	9,228	-	17,484
Constitution	43,899	19,175	211,790	274,864
Reversal	(12,976)	(5,581)	-	(18,557)
Reversal due to payment	(18,940)	(128)	-	(19,068)
Closing balance	20,239	22,694	211,790	254,723